CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 6,416	$ 702	$ 2,819
Realized foreign currency translation adjustments from subsidiaries	1,442	0	0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(254)	661	1,200
Total other comprehensive income	1,188	661	1,200
Total comprehensive income	7,604	1,363	4,019
Total comprehensive income (loss) attributable to:
Non-controlling interests	0	(23)	(26)
Redeemable non-controlling interests	0	619	717
Senstar shareholders	7,604	767	3,328
Total comprehensive income	$ 7,604	$ 1,363	$ 4,019